SCHEDULE OF ASSETS HELD AT END OF YEAR FORM 5500 - SCHEDULE H, PART IV, LINE 4(i)	12 Months Ended
Dec. 31, 2025
EBP 001
EBP, Schedule of Asset Held for Investment [Line Items]
SCHEDULE OF ASSETS HELD AT END OF YEAR FORM 5500 - SCHEDULE H, PART IV, LINE 4(i)

UNIVERSAL PROPERTY & CASUALTY 401(K)
PROFIT SHARING PLAN
EIN: 65-0789077, PLAN NO. 001

SCHEDULE OF ASSETS HELD AT END OF YEAR
FORM 5500, SCHEDULE H, PART IV, LINE 4(i)
DECEMBER 31, 2025

(a)	(b)	(c)	(d)	(e)
	Identity of Issuer	Description of Investment	Cost **	Current Value
		Mutual funds:
	Invesco	Invesco Income Fund - Investor Class		$452,685
	American Funds	American Funds Target Date Retirement Fund 2065 Class - R4		54,082
		American Funds Target Date Retirement Fund 2060 Class - R4		62,626
		American Funds Target Date Retirement Fund 2055 Class - R4		89,964
		American Funds Target Date Retirement Fund 2050 Class - R4		549,623
		American Funds Target Date Retirement Fund 2045 Class - R4		9,957,800
		American Funds Target Date Retirement Fund 2040 Class - R4		70,843
		American Funds Target Date Retirement Fund 2035 Class - R4		11,211,570
		American Funds Target Date Retirement Fund 2030 Class - R4		412,171
		American Funds Target Date Retirement Fund 2025 Class - R4		3,411,436
		American Funds U.S. Government Money Market Fund - Class R3		4,542,856
		American Funds Capital World Bond - Class R3		376,648
		American Funds Capital World Growth and Income Fund - Class R3		2,147,916
		American Funds EuroPacific Growth Fund - Class R3		1,784,036
		American Funds Fundamental Investors - Class R3		2,402,648
		American Funds The Growth Fund of America - Class R3		4,126,450
		American Funds Investment Company of America Fund - Class R3		1,708,515
		American Funds New Perspective Fund - Class R3		2,341,900
		American Funds The Bond Fund of America - Class R3		935,096
		American Funds The Income Fund of America - Class R4		17,748,550
	MFS	MFS Utilities Fund - Class R3		686,829
		MFS Total Return - Class R3		368,600
	Vanguard	Vanguard Real Estate Index Fund - Admiral		1,082,937
		Vanguard 500 Index Fund - Admiral		12,891,509
		Vanguard LifeStrategy Moderate Growth Fund		1,490,459
		Vanguard Small Cap Value Index Fund - Admiral		2,227,193
		Vanguard Global Capital Cycles Fund - Investor Class		1,589,809
		Vanguard LifeStrategy Conservative Growth Fund - Investor Class		1,047,801
		Vanguard Emerging Markets Stock Index Fund - Admiral		1,416,595
		Vanguard LifeStrategy Growth Fund		2,158,102
		Vanguard Energy Fund - Investor Class		1,453,008

*	Charles Schwab	Self-Directed Brokerage Account - Brokerage Fund Options		2,920,665

*	Universal Insurance Holdings	Common Stock Fund		3,136,990

*	Participants	Notes receivable from participants - Interest rates varying from 4.25% to 9.50%		3,397,639

		Total		$100,255,551

*	Investment is with a party-in-interest to the Universal Property & Casualty 401(k) Profit Sharing Plan.
**	Historical cost information for participant-direct accounts is not required.